ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Accounting Policies
Impairment of assets			$ 45,042
Antidilutive effect of common stock excluded from the computation of EPS	7,324,286	7,536,400
Prepaid expenses	$ 6,800	$ 33,333